TAXATION (Schedule of Effects of Income Tax Expense Exemption and Reduction) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Tax holiday effect	$ (20,891)	$ (1,549)	$ (9,975)
Per share effect, basic	$ (0.042)	$ (0.003)	$ (0.025)
Per share effect, diluted	$ (0.042)	$ (0.003)	$ (0.025)